NT Investor Plans Profit Interest Unit Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding at beginning of period	24.2	22.7
Number of units, granted	1.5
Number of units outstanding at end of period	25.7	24.2	22.7
Weighted average exercise price outstanding at beginning of period	$ 1.87	$ 1.78
Weighted average exercise price, granted	$ 2.57	$ 2.23	$ 1.78
Weighted average exercise price outstanding at end of period	$ 1.91	$ 1.87	$ 1.78
Weighted average remaining contractual term	8 years 3 months 18 days	9 years 2 months 12 days	9 years 10 months 24 days
Weighted average remaining contractual term	8 years 3 months 18 days	9 years 2 months 12 days	9 years 10 months 24 days